FINANCIAL INSTRUMENTS - Credit risk (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2023	Dec. 31, 2022
FINANCIAL RISK MANAGEMENT
Maximum credit exposure	Rp 1,500
Maximum share of total receivables held by any client (as a percent)	3.53%	4.32%
Credit risk
FINANCIAL RISK MANAGEMENT
Maximum credit exposure	Rp 41,771	Rp 42,377
Credit risk | Cash and cash equivalents
FINANCIAL RISK MANAGEMENT
Maximum credit exposure	29,007	31,947
Credit risk | Other current financial assets
FINANCIAL RISK MANAGEMENT
Maximum credit exposure	1,661	1,349
Credit risk | Trade and other receivables.
FINANCIAL RISK MANAGEMENT
Maximum credit exposure	10,948	8,895
Credit risk | Other non-current assets
FINANCIAL RISK MANAGEMENT
Maximum credit exposure	Rp 155	Rp 186